Revolving Line of Credit - Additional Information (Detail) (USD $)	9 Months Ended			9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended			1 Months Ended					1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2008	Nov. 30, 2007	Sep. 30, 2013 Silicon Valley Bank	Dec. 31, 2012 Silicon Valley Bank	Jun. 18, 2013 Silicon Valley Bank Common Class A	Sep. 30, 2013 Silicon Valley Bank Common Class A	Mar. 26, 2013 Silicon Valley Bank Second Loan Modification Agreement	Mar. 27, 2013 Silicon Valley Bank Third Loan Modification Agreement	Jun. 03, 2013 Line of Credit	May 10, 2013 Line of Credit	Nov. 05, 2013 Subsequent Event Silicon Valley Bank Notes Payable to Banks Fifth Loan Modification Agreement	May 10, 2013 Subordinated Debt Line of Credit	Sep. 30, 2013 Subordinated Debt Line of Credit	Nov. 30, 2012 Alteris	Nov. 30, 2012 Alteris	Sep. 30, 2013 Alteris	Dec. 31, 2012 Alteris	Sep. 30, 2013 Alteris Prime Rate	Dec. 31, 2012 Alteris Prime Rate	Dec. 31, 2012 Alteris Based on the equity funding in excess of $3,000 completed	Sep. 30, 2013 Alteris Silicon Valley Bank	Dec. 31, 2012 Alteris Silicon Valley Bank	Sep. 30, 2013 Alteris Revolving Credit Streamline Facility	Dec. 31, 2012 Alteris Revolving Credit Streamline Facility	Sep. 30, 2013 Alteris Revolving Credit Streamline Facility Prime Rate	Dec. 31, 2012 Alteris Revolving Credit Streamline Facility Prime Rate	Dec. 31, 2012 Alteris Standby Letters of Credit	Dec. 31, 2012 Alteris Subordinated Debt
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity												$ 2,000,000										$ 6,500,000	$ 6,500,000
Bear interest rate																Bank's prime rate or 4.00% plus 2.00%	Greater of the bank’s prime rate or 4.00% plus 4.75%	Greater of the bank's prime rate or 4.00% plus 4.75%						Greater of the bank's prime rate or 4.00%, plus 2.00%	Greater of the bank's prime rate or 4.00% plus 2.00%
Borrowing Base																		75.00%				75.00%
Interest rate																	4.00%	4.00%						4.00%	4.00%
Line of credit facility, maturity date					Sep. 30, 2013						Sep. 30, 2013	Sep. 29, 2014				Mar. 31, 2013		Oct. 30, 2012				Sep. 30, 2014
Interest rate excluding prime rate															4.75%				4.75%	4.75%						2.00%	2.00%
Line of credit, facility fee																	0.50%	0.50%
Reserve credit of subsidiary														500,000															500,000
Termination fee																		3,000,000
Borrowings outstanding under line of credit facility																						0						6,500,000
Final payment fee																	40,000	60,000			40,000
Equity funding in excess																		3,000,000
Borrowing base availability				6,500,000																		6,500,000
Expiration period of warrants issued		7 years	7 years					7 years	7 years
Shares of common stock to purchase by warrants issued								106,557	105,978
Exercise price of warrants issued								1.83	1.84
Estimated fair value of warrant issued				278,000
Common stock shares issued due to cashless exercise of warrants						78,973	78,973
Net proceeds subordinated debt agreement													3,400,000
Deposit for debt agreement													500,000
Proceeds from issuance of common stock, net	$ 8,400,000									$ 8,400,000